Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Acquisitions
Schedule of unaudited pro forma results	The unaudited pro forma results are as follows (in millions):

	Year ended December 31,
	2012	2011
Revenue	$1,199.0	$1,132.5
Net loss	$(155.6)	$(138.8)

Bluemile, Inc.
Acquisitions
Schedule of preliminary purchase price consideration	The preliminary purchase price consideration is as follows (in millions):

Cash	$15.4
Contingent consideration	4.6

Total purchase price	$20.0

The preliminary purchase price consideration is as follows (in millions):

Cash	$15.4
Contingent consideration	4.6

Total purchase price	$20.0

Summary of the purchase price and fair value of assets acquired and liabilities assumed

The Company is still in process of finalizing the valuation of certain intangible assets and deferred income taxes (in millions):

Working capital acquired	$0.5
Plant, property and equipment	10.8
Goodwill	4.5
Intangible assets subject to amortization	5.0
Unearned service revenue	(0.8)

Fair value of assets acquired, net of liabilities assumed	$20.0

The Company is still in process of finalizing the valuation of certain intangible assets and deferred income taxes (in millions):

Working capital acquired	$0.5
Plant, property and equipment	10.8
Goodwill	4.5
Intangible assets subject to amortization	5.0
Unearned service revenue	(0.8)

Fair value of assets acquired, net of liabilities assumed	$20.0

Knology Acquisition
Acquisitions
Schedule of cash consideration paid for acquisition

The Company paid cash consideration of $749.9 million, net of cash acquired of $57.3 million before direct acquisition costs, to acquire all of the outstanding shares of Knology for $19.75 per share as follows (in millions):

Cash paid to Knology shareholders	$807.2
Knology cash acquired	(57.3)

$749.9

Summary of the purchase price and fair value of assets acquired and liabilities assumed

The opening balance sheet presented below reflects our final purchase price allocation (in millions):

Cash and cash equivalents	$57.3
Working capital acquired	(14.8)
Investments	17.9
Plant, property and equipment	443.8
Goodwill(1) (see note 2)	457.8
Intangible assets subject to amortization(2)	129.8
Franchise operating rights(3)	770.6
Other assets	1.1
Long-term debt, accrued interest and outstanding swap	(732.4)
Deferred tax liability (see note 2)	(299.5)
Unearned service revenue	(18.3)
Capital lease obligations	(6.1)

Fair value of assets acquired, net of liabilities assumed	807.2
Cash and cash equivalents acquired	(57.3)

Fair value of consideration transferred	$749.9

(1)
The goodwill recognized in connection with the Knology Merger is primarily attributable to (i) the ability to take advantage of the existing broadband cable systems of Knology and to gain immediate access to potential customers in the Southeastern markets of the United States and (ii) substantial synergies that are expected to be achieved through the integration of Knology with the Company's existing operations. The goodwill is not deductible for tax purposes by the Company.

(2)
The amounts reflected as intangible assets subject to amortization are amortized over their estimated useful lives as follows:

	Amortization Method	Estimated Useful Life in Years
Subscriber relationships	Straight line	4.0
Corporate trademark	Straight line	2.6
Advertising contracts	Straight line	0.3
Corporate software	Straight line	3.0
Weighted average useful life		3.4
(3)
Franchise operating rights represent assets with an indefinite life. The Company performs an annual assessment of impairment.

Mid-Michigan Assets Acquisition
Acquisitions
Summary of the purchase price and fair value of assets acquired and liabilities assumed

The opening balance sheet presented below reflects our final purchase price allocation (in millions):

Cash and cash equivalents	$10.3
Working capital acquired	2.0
Plant, property and equipment	15.0
Franchise operating rights(1)	16.9
Goodwill(2)	21.3
Intangible assets subject to amortization(3)	1.9
Unearned service revenue	(2.1)

Fair value of assets acquired, net of liabilities assumed	65.3
Less cash and cash equivalents	(10.3)

Fair value of consideration transferred	$55.0

(1)
Franchise operating rights represent assets with an indefinite life. The Company performs an annual assessment of impairment.

(2)
The goodwill recognized in connection with the Mid-Michigan Assets acquisition is primarily attributable to the ability to gain immediate access to potential customers in the Lansing, Michigan area. The goodwill is not deductible for tax purposes by the Company.

(3)
The amounts reflected as intangible assets subject to amortization relate to the Company's assessment of franchise related customer relationships, which are amortized on a straight-line basis over their estimated useful lives of four years.